Subsequent events	6 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsequent events
10.	Subsequent events
Other than the matters outlined elsewhere in this financial information, no matters or circumstances have arisen since the end of the half year that have significantly affected, or may significantly affect, the operations, results of operations or state of affairs of the Group in subsequent accounting periods.